COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [abstract]
Disclosure of contingent liabilities [Table Text Block]
Commitments and contractual obligations	Less than one year commitment	1 - 3 years commitment	3 - 5 years commitment	Over 5 years commitment	Total
Contractual obligations*	953,841	388,040	116,520	-	1,458,401
Total	$953,841	$388,040	$116,520	$-	$1,458,401

*Contractual obligations are related to various exploration and development commitments.